Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Subscription receivable HKD ($)	Subscription receivable USD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	Accumulated other comprehensive income HKD ($)	Accumulated other comprehensive income USD ($)	HKD ($)	USD ($)
Balance (in Dollars)		$ 77,630		$ (77,630)		$ 40,000		$ 6,923,399		$ 98,845		$ 7,062,244
Balance at Jun. 30, 2021		$ 77,630		(77,630)		40,000		6,923,399		98,845		7,062,244
Balance (in Shares) at Jun. 30, 2021 | shares	[1]	16,000,000	16,000,000
Dividend declared								(14,407,426)				(14,407,426)
Net income								22,558,341				22,558,341
Foreign currency translation										(12,114)		(12,114)
Balance at Jun. 30, 2022		$ 77,630		(77,630)		40,000		15,074,314		86,731		15,201,045
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	16,000,000	16,000,000
Balance (in Dollars)		$ 77,630		(77,630)		40,000		15,074,314		86,731		15,201,045
Dividend declared								(13,825,353)				(13,825,353)
Net income								9,010,680				9,010,680
Foreign currency translation										(45,583)		(45,583)
Balance at Jun. 30, 2023		$ 77,630		(77,630)		40,000		10,259,641		41,148		10,340,789
Balance (in Shares) at Jun. 30, 2023 | shares	[1]	16,000,000	16,000,000
Balance (in Dollars)		$ 77,630		(77,630)		40,000		10,259,641		41,148		10,340,789
Dividend declared								(9,384,000)				(9,384,000)
Net income								5,505,489				5,505,489	$ 705,081
Foreign currency translation										13,205		13,205
Balance at Jun. 30, 2024		$ 77,630	$ 10,000	(77,630)	$ (10,000)	40,000	$ 5,123	6,381,130	$ 817,224	54,353	$ 6,961	6,475,483	829,308
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	16,000,000	16,000,000
Balance (in Dollars)		$ 77,630	$ 10,000	$ (77,630)	$ (10,000)	$ 40,000	$ 5,123	$ 6,381,130	$ 817,224	$ 54,353	$ 6,961	$ 6,475,483	$ 829,308

[1]	Giving retroactive effect to the 1,600 for 1 share split effected on December 19, 2022.